Intangible Assets - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	5 years
Impairment loss	R$ 593,280
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.90%
Real growth rate	0.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	12.10%
Real growth rate	1.00%
Extrafarma [member]
Disclosure of detailed information about intangible assets [line items]
Period of evaluation	10 years
Period to maturity	4 years